Subsequent Events Subsequent Events (Details)	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2014 Subsequent event segment	Dec. 31, 2013 Subsequent event segment	Dec. 31, 2013 Subsequent event Broadcast station	Mar. 31, 2014 LIN Television segment	Dec. 31, 2013 LIN Television segment	Mar. 31, 2014 LIN Television Broadcast market channel station
Subsequent Event [Line Items]
Number of reportable segments	2	2		2	1
Number of stations owned			43			43
Number of digital channels						7
Number of markets						23